Valuation And Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Provisions For Losses On Long Term Contracts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	[1]	$ 135,548	$ 140,259		$ 129,215
Additions (Charged to Costs and Expenses)	[1]	20,588	37,124		38,928
Deductions (Write-Offs and Actual Losses Incurred)	[1]	31,961	41,835		27,884
Additions Resulting from Acquisitions	[1]	6,099	0		0
Balance at End of Period		130,274	135,548	[1]	140,259	[1]
Deduction from inventories		80,464	72,045		76,017
Other accrued expenses		49,810	63,503		64,242
Provisions For Claims And Potential Contractual Penalties And Others
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		7,557	9,208		6,846
Additions (Charged to Costs and Expenses)		1,860	820		2,561
Deductions (Write-Offs and Actual Losses Incurred)		1,916	2,471		199
Additions Resulting from Acquisitions		0	0		0
Balance at End of Period		7,501	7,557		9,208
Allowance For Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		7,445	7,117		9,128
Additions (Charged to Costs and Expenses)		1,330	1,125		0
Deductions (Write-Offs and Actual Losses Incurred)		2,037	797		2,011
Additions Resulting from Acquisitions		0	0		0
Balance at End of Period		6,738	7,445		7,117
Valuation Allowance On Deferred Taxes
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		5,424	9,358		4,372
Additions (Charged to Costs and Expenses)		3,770	675		6,162
Deductions (Write-Offs and Actual Losses Incurred)		2,654	4,609		1,176
Additions Resulting from Acquisitions		0	0		0
Balance at End of Period		$ 6,540	$ 5,424		$ 9,358

[1]	An amount of $76,017, $72,045 and $80,464 as of December 31, 2013, 2014 and 2015, respectively, is presented as a deduction from inventories, and an amount of $64,242, $63,503 and $49,810 as of December 31, 2013, 2014 and 2015, respectively, is presented as part of other payables and accrued expenses.